Statutory Reserves and Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Statutory Reserves and Restricted Net Assets [Line Items]
Foreign invested percentage	10.00%	10.00%
Annual after-tax profit, percentage	50.00%	50.00%
Statutory reserves	¥ 48,040	$ 6,611	¥ 44,698
Restricted net assets	¥ 426,418	$ 58,677	¥ 413,117